FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Financial Instruments
FINANCIAL INSTRUMENTS

22.	FINANCIAL INSTRUMENTS

(a)	Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2020 and 2021:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Debt instruments at amortized cost:
Accounts and bills receivable - current	29,771	41,526	6,533
Accounts and bills receivable - non-current	31,676	9,501	1,495
Financial assets included in other receivables	1,118	85,224	13,408
Due from related companies	123,893	—	—
Financial assets at fair value through profit or loss：
Listed equity investments (i)	138,674	—	—
Structured deposit (ii)	5,000	—	—

Total	330,132	136,251	21,436

Total current	298,456	126,750	19,941
Total non-current	31,676	9,501	1,495

(i)	On August 17, 2020, the Company entered into a definitive share purchase agreement with Feishang Group to acquire 120,000,000 shares, or 8.69% of the equity interest in, Feishang Anthracite Resources Limited (“FARL”), a company listed on the Main Board of the Hong Kong Stock Exchange (the “Equity Investment”). In exchange, the Company agreed to issue 9,077,166 of its common shares to Feishang Group at a total transaction price amounting to approximately CNY78,288. The total transaction price of the exchange was based on the average closing price of FARL for the five trading days before August 17, 2020, adjusted for a 27.5% discount in consideration of the impact of a lack of marketability due to the low trading volume of FARL on the Hong Kong Stock Exchange. Upon the completion of the above-mentioned acquisition of shares of FARL and the issuance of the shares of the Company on August 17, 2020, the Company recognized financial assets at fair value through profit or loss amounting to CNY107,340 as they were held for trading.

The fair value of the Equity Investment in FARL was determined with reference to its quoted market prices on the Hong Kong Stock Exchange.

On July 27, 2021, the Company entered into a Sale and Purchase Agreement with Mr. Li Feilie to acquire 100% of the equity interests of PST Technology, and the FARL’s shares were included as a part of the consideration transferred to Mr. Li Feilie. Hence, FARL’s shares were derecognized on July 27, 2021. Please refer to Note 29 for more information.

The fair value gain/(loss) on the equity investment in FARL for the years ended December 31, 2020 and 2021 was CNY31,334 and CNY (45,816) (US$(7,209)), respectively.

(ii)	The Company entered into a structured deposit agreement with Bank of Communications pursuant to which the Company made a time deposit with a principal amount of CNY5,000 from December 12, 2020 to June 21, 2021 to receive interest at the higher annual interest rate of 2.75% if the underlying currency pair (EUR/US$) was trading within a pre-determined range on the expiration date. Otherwise, the Company received interest at the lower interest rate of 1.55%.
(b)	Financial liabilities

Set out below is an overview of financial liabilities of the Group as of December 31, 2020 and 2021:

	December 31,	December 31,	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	—	1,710	269
Financial liabilities at amortized cost:
Trade payables	28,621	21,118	3,321
Financial liabilities in other payables and accruals	4,605	5,903	929
Dividends payable	—	5,048	794
Lease liabilities	3,550	2,189	345
Due to related companies	79,459	5,710	898
Due to the Shareholder	7,149	14,050	2,211
Interest-bearing loans and borrowings	80,000	77,000	12,115

Total	203,384	132,728	20,882

Total current	124,216	57,520	9,048
Total non-current	79,168	75,208	11,834

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share. Refer to Note 25 for further details.

The Company recognized the warrants issued to the investors as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of CNY7,467 (US$1,175) for the year ended December 31, 2021 (Note 6) was recognized according to fair value changes for the period from the issue date to December 31, 2021.

*	As the changes in equity from this private placement transaction are denominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.
(c)	Fair value

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31,
	2020		2021		2021
	CNY		CNY		US$
	(As adjusted)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	80,000	82,184	77,000	79,003	12,115	12,430

Total	80,000	82,184	77,000	79,003	12,115	12,430

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2020 and 2021:

As of December 31, 2020 (As adjusted)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Structured deposit	—	5,000	—	5,000
Financial assets at fair value through profit or loss	138,674	—	—	138,674
Total financial assets	138,674	5,000	—	143,674

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Recurring fair value measurement:

Financial liabilities
Derivative financial liabilities	—	269	—	269

Level 2:

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on January 22, 2021. As of December 31, 2021, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including the underlying spot price of the Company’s common shares, exercise price, time to expiration, risk-free rate and equity volatility, etc., which are all relevant observable inputs.

During the years of 2020 and 2021, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and liabilities.